REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments
	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

	Year ended December 31, 2015
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

	Year ended December 31, 2014
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$674,797	$197,198	$-	$871,995

Operating income	$151,051	$46,878	$(91,635)	$106,294

(1)
Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.

(2)	Includes the results of Nexidia, VPI and inContact, which were acquired in 2016 and are being integrated within the Customer Engagement segment.

Schedule of Long-Lived Assets by Operational Segments
The following presents long-lived assets of December 31, 2016 and 2015, based on operational segments:

	December 31,
	2016	2015

Customer Engagement	$68,935	$24,707
Financial Crime and Compliance	13,192	11,013
Non-allocated	5,551	4,873

	$87,678	$40,593

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2016	2015	2014

Americas, principally the US	$720,520	$630,096	$591,147
EMEA (*)	189,223	192,640	184,092
Israel	4,295	4,231	5,092
Asia Pacific	101,504	99,900	91,664

	$1,015,542	$926,867	$871,995

Schedule of Long-Lived Assets by Geographical Areas
The following presents long-lived assets of December 31, 2016 and 2015, based on geographical areas:

	December 31,
	2016	2015

Americas, principally the US	$49,175	$10,385
EMEA (*)	3,398	4,458
Israel	28,237	22,193
Asia Pacific	6,868	3,557

	$87,678	$40,593

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.